Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2024 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities		$ 13,971			$ 13,556
Deferred financing costs		(10)			(10)
Subordinated debentures		$ 13,961			13,546
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	January 27, 2026
Interest rate		4.65%	4.65%	4.65%
Dated subordinated liabilities		$ 2,091			2,026
Subordinated debentures			$ 1,500
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1],[2]	December 23, 2029
Redemption date		Dec. 23, 2024
Interest rate		2.88%	2.88%	2.88%
Dated subordinated liabilities					1,495
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1],[3]	June 30, 2030
Redemption date		Jun. 30, 2025
Interest rate		2.088%	2.088%	2.088%
Dated subordinated liabilities					1,219
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	November 3, 2031
Redemption date		Nov. 03, 2026
Interest rate	[4]	2.14%	2.14%	2.14%
Dated subordinated liabilities		$ 1,628			1,708
May 3, 2032 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	May 3, 2032
Redemption date		May 03, 2027
Interest rate	[5]	2.94%	2.94%	2.94%
Dated subordinated liabilities		$ 984			955
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	January 28, 2033
Redemption date		Jan. 28, 2028
Interest rate	[6]	1.67%	1.67%	1.67%
Dated subordinated liabilities		$ 967			935
February 1, 2033 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	February 1, 2033
Redemption date		Feb. 01, 2028
Interest rate	[7]	5.01%	5.01%	5.01%
Dated subordinated liabilities		$ 1,520			1,461
April 3, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	April 3, 2034
Redemption date		Apr. 03, 2029
Interest rate	[8]	5.096%	5.096%	5.096%
Dated subordinated liabilities		$ 2,038			2,020
August 8, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	August 8, 2034
Redemption date		Aug. 08, 2029
Interest rate	[9]	4.829%	4.829%	4.829%
Dated subordinated liabilities		$ 1,273			1,263
February 4, 2035 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	February 4, 2035
Redemption date		Feb. 04, 2030
Interest rate	[10]	4.279%	4.279%	4.279%
Dated subordinated liabilities		$ 1,512
July 3, 2035 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	July 3, 2035
Redemption date		Jul. 03, 2030
Interest rate	[11]	4.214%	4.214%	4.214%
Dated subordinated liabilities		$ 1,250
July 17, 2035 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	July 17, 2035
Redemption date		Jul. 17, 2030
Interest rate	[12]	1.963%	1.963%	1.963%
Dated subordinated liabilities		$ 232
Subordinated debentures | ¥				¥ 26,000
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity		October 1, 2083
Redemption date		Any interest payment date
Dated subordinated liabilities		$ 224			224
November 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity		November 1, 2083
Redemption date		Any interest payment date
Dated subordinated liabilities		$ 9			9
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity		June 29, 2085
Redemption date		Any interest payment date
Interest rate		0.44911%	0.44911%	0.44911%
Dated subordinated liabilities		$ 243			$ 241
Subordinated debentures			$ 174

[1]	The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
[2]	On December 23, 2024, we redeemed all $1,500 million of our outstanding 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[3]	On June 30, 2025, we redeemed all $1,250 million of our outstanding 2.088% subordinated debentures due June 30, 2030 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[4]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.93% above the Daily Compounded CORRA.
[5]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.08% above the Daily Compounded CORRA.
[6]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.87% above the Daily Compounded CORRA.
[7]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
[8]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.56% above the Daily Compounded CORRA.
[9]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.55% above the Daily Compounded CORRA.
[10]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.45% above the Daily Compounded CORRA.
[11]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.51% above the Daily Compounded CORRA.
[12]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.02% above the 5-year Tokyo Overnight Average Rate mid-swap rate.